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                             COMMAND Tax-Free Fund
                              100 Mulberry Street
                         Gateway Center Three, 9th Floor
                          Newark, New Jersey 07102-4077


                                         October 14, 1999



Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

          Re: COMMAND Tax-Free Fund
              Registration Nos. 2-73900 and 811-3252
              --------------------------------------

Ladies and Gentlemen:

          Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (1) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 21 to the Fund's registration statement, and (2) that the text of Post-Effective Amendment No. 21 to the Fund's registration statement was filed electronically via the EDGAR system on October 13, 1999.

                                       Sincerely,

                                       /s/ Robert C. Rosselot
                                       ----------------------
                                       Robert C. Rosselot
                                       Secretary